Shareholders' Equity (Details Textual) (USD $)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended	19 Months Ended	22 Months Ended		1 Months Ended			3 Months Ended	12 Months Ended	7 Months Ended
	Feb. 25, 2011	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2012	Jun. 30, 2012	Feb. 18, 2011	Feb. 25, 2011 Criteria One [Member]	Feb. 25, 2011 Criteria Two [Member]	Feb. 25, 2011 Criteria Three [Member]	Jun. 30, 2012 Voting In Favor Of Bussiness Combination [Member]	Mar. 31, 2012 Voting In Favor Of Bussiness Combination [Member]	Mar. 31, 2011 Before Share Dividend [Member]	Sep. 03, 2010 Before Share Dividend [Member]
Ordinary shares, shares authorized		50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Ordinary shares, shares issued		3,552,991		3,953,125	3,552,991	3,552,991	3,552,991								718,750
Common Stock Issue Price Per Share (in dollars per share)				$ 0.0316										$ 0.0348
Dividends, Per Share, Declared								$ 0.1
Percentage Of Public Offering Expected To Be Redeemed In Cash		58.38%			58.37%	58.37%	58.38%
Stock Expected To Be Redeemed (in shares)		1,846,327			1,845,879	1,845,879	1,846,327
Temporary Equity, Redemption Price Per Share (in dollars per share)		$ 5.99			$ 5.99	$ 5.99	$ 5.99					$ 5.99	$ 5.99
Stock Expected To Be Repurchased Amount												11,057,090	11,051,067
Preferred shares, shares authorized		5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Preferred shares, par value (in dollars per share)		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Unit Purchase Option Price	$ 100
Units Purchase Option Units Excersible	175,000
Units Purchase Option Units Excersible Price	6.60
Unit Purchase Option Plan Fair Value (in dollars per share)	431,185
Fair Value Assumptions Exercise Price (in dollars per share)	$ 2.46
Fair Value Assumptions Expected Volatility Rate									48.10%
Fair Value Assumptions Risk Free Interest Rate										2.00%
Fair Value Assumptions Expected Term											5 years
Proceeds from sale of ordinary shares to initial shareholders		$ 0	$ 0	$ 25,000	$ 0	$ 25,000	$ 25,000
Ordinary shares issued (in shares)				790,625